UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders.

(a)

Argent Small Cap Fund

Semi-Annual Report
June 30, 2022

Argent Small Cap Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Expense Example	20
Notice to Shareholders	22
Notice of Privacy Policy and Practices	23

Argent Small Cap Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Argent Small Cap Fund

SCHEDULE OF INVESTMENTS
at June 30, 2022 (Unaudited)

	Number of
COMMON STOCKS – 98.6%	Shares	Value

Consumer Discretionary – 18.1%
America’s Car-Mart, Inc. (a)	4,580	$460,748
Asbury Automotive (a)	3,120	528,341
Franchise Group, Inc.	4,250	149,048
Helen of Troy Limited (a)	1,875	304,519
Installed Building Products, Inc.	2,600	216,216
LCI Industries	2,530	283,056
Murphy USA, Inc.	1,750	407,523
Skyline Champion Corporation (a)	9,955	472,066
		2,821,517

Financials – 16.1%
Glacier Bancorp, Inc.	5,520	261,758
Houlihan Lokey, Inc.	4,950	390,704
OneMain Holdings, Inc.	16,390	612,658
Pacific Premier Bancorp, Inc.	5,580	163,159
RLI Corp.	3,610	420,890
Veritex Holdings, Inc.	6,025	176,292
Victory Capital Holdings, Inc.	20,347	490,363
		2,515,824

Health Care – 19.7%
Addus Homecare Corp. (a)	6,815	567,553
Globus Medical, Inc. (a)	6,990	392,419
Halozyme Therapeutics, Inc. (a)	3,590	157,960
Inotiv, Inc.	4,875	46,800
Medpace Holdings, Inc. (a)	5,050	755,834
Omnicell, Inc. (a)	3,385	385,044
PetIQ, Inc. (a)	19,455	326,649
Select Medical Holdings Corp.	18,600	439,332
		3,071,591

Industrials – 21.1%
ASGN Incorporated (a)	5,770	520,742
Atkore Inc. (a)	2,345	194,658
ESAB Corporation	3,260	142,625
Enovis Corporation (a)	3,260	179,300
Exponent, Inc. (a)	3,970	363,136

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2022 (Unaudited)

	Number of
COMMON STOCKS – 98.6% (Continued)	Shares	Value

Industrials – 21.1% (Continued)
Herc Holdings, Inc.	2,125	$191,569
IAA, Inc. (a)	11,585	379,640
IBEX Holdings Limited (a)	13,645	230,191
Simpson Manufacturing Co., Inc.	3,361	338,150
UFP Industries, Inc.	5,065	345,129
Willdan Group, Inc. (a)	15,125	417,147
		3,302,287

Information Technology – 15.0%
Alarm.com Holdings, Inc. (a)	3,590	222,077
Envestnet, Inc. (a)	7,515	396,567
ePlus, Inc. (a)	11,950	634,784
Fortinet, Inc. (a)	10,675	603,991
ICF International Inc.	1,725	163,875
Repay Holdings Corporation (a)	24,900	319,965
		2,341,259

Real Estate – 8.4%
Colliers International Group, Inc.	4,470	490,404
FirstService Corporation	3,985	482,982
Green Brick Partners, Inc. (a)	19,230	376,331
		1,349,717
TOTAL COMMON STOCKS
(Cost $14,641,202)		15,402,195

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2022 (Unaudited)

	Number of
SHORT-TERM INVESTMENT – 1.6%	Shares	Value

Money Market Fund – 1.6%
First American Government Obligations
Fund – Class X, 1.30% (b)	255,853	$255,853
TOTAL SHORT-TERM INVESTMENT
(Cost $255,853)		255,853
TOTAL INVESTMENTS
(Cost $14,897,055) – 100.2%		15,658,048
Liabilities in Excess of Other Assets – 0.2%		(34,458)
TOTAL NET ASSETS – 100.0%		$15,623,590

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost of $14,897,055)	$15,658,048
Receivables:
Dividends and interest	5,729
Due from advisor	17,535
Prepaid expenses	10,278
Total assets	15,691,590

Liabilities:
Payables:
Fund shares redeemed	25,000
Administration and fund accounting fees	16,236
Reports to shareholders	5,997
Custody fees	1,196
Trustee fees	752
Transfer agent fees and expenses	5,558
Other accrued expenses	13,261
Total liabilities	68,000

Net assets	$15,623,590

Net assets consist of:
Paid in capital	$27,548,691
Total distributable losses	(11,925,101)
Net assets	$15,623,590

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	15,623,590
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	77,437
Net asset value, offering price and redemption price per share	$201.76

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

Investment income:
Dividends and Interest	$98,243
Total investment income	98,243

Expenses:
Investment advisory fees (Note 4)	63,579
Administration and fund accounting fees (Note 4)	52,019
Transfer agent fees and expenses	19,231
Federal and state registration fees	12,942
Legal fees	11,310
Audit fees	7,439
Trustees’ fees and expenses	7,273
Compliance expense	6,222
Custody fees	3,435
Reports to shareholders	2,305
Other	4,740
Total expenses before reimbursement from advisor	190,495
Expense reimbursement from advisor (Note 4)	(107,353)
Net expenses	83,142
Net investment income	$15,101

Realized and unrealized loss:
Net realized loss on transactions from:
Investments	$(483,678)
Net change in unrealized depreciation on investments	(5,391,476)
Net realized and unrealized depreciation	(5,875,154)
Net decrease in net assets resulting from operations	$(5,860,053)

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
Operations:
Net investment income	$15,101	$96,970
Net realized gain (loss) on investments	(483,678)	6,866,873
Net realized loss on long-term capital gain
distributions from regulated investment companies	—	—
Net change in unrealized loss on investments	(5,391,476)	(2,395,384)
Net increase (decrease) in net assets
resulting from operations	(5,860,053)	4,568,459

Distributions:
Distributable earnings	—	(74,814)
Total distributable earnings	—	(74,814)

Capital Share Transactions:
Proceeds from shares sold	662,968	1,983,180
Proceeds from shares issued to
holders in reinvestment of dividends	—	66,697
Cost of shares redeemed	(3,260,921)	(12,683,049)
Net decrease in net assets
from capital share transactions	(2,597,953)	(10,633,172)
Total decrease in net assets	(8,458,006)	(6,139,527)

Net Assets:
Beginning of period	24,081,596	30,221,123
End of period	$15,623,590	$24,081,596

Changes in Shares Outstanding:
Shares sold	2,919	7,413
Shares issued to holders in
reinvestment of dividends	—	249
Shares redeemed	(14,840)	(47,861)
Net decrease in shares outstanding	(11,921)	(40,199)

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	Six Months					September 28,
	Ended					2018*
	June 30,					through
	2022		Year ended December 31,			December 31,
	(Unaudited)		2021	2020	2019	2018
Net Asset Value –
Beginning of Period	$269.50		$233.26	$236.71	$190.36	$256.71

Income from
Investment Operations:
Net investment
income/(loss)[1]	0.17		0.96	0.98	0.33	(0.14)
Net realized and unrealized
gain (loss) on investments	(67.91)		36.12	(2.88)	46.35	(65.29)
Total from
investment operations	(67.74)		37.08	(1.90)	46.68	(65.43)

Less Distributions:
Dividends from net
investment income	—		(0.84)	(1.55)	(0.33)	—
Dividends from
net realized gains	—		—	—	—	(0.92)
Total distributions	—		(0.84)	(1.55)	(0.33)	(0.92)
Net Asset Value –
End of Period	$201.76		$269.50	$233.26	$236.71	$190.36

Total Return	(25.13	)%^	15.90%	(0.77)%	24.52%	(25.51	)%^

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$15,624		$24,082	$30,221	$122,637	$102,674
Ratio of operating expenses
to average net assets:
Before reimbursements	1.95	%+	1.63%	1.15%	0.88%	0.91	%+
After reimbursements	0.85	%+	0.85%	0.85%	0.85%	0.85	%+
Ratio of net investment income
(loss) to average net assets:
Before reimbursements	(0.95	)%+	(0.42)%	0.19%	0.12%	(0.31	)%+
After reimbursements	0.15	%+	0.36%	0.49%	0.15%	(0.25	)%+
Portfolio turnover rate	11%^		33%	121%	53%	9%^

*	Commencement of operations for Institutional Shares was September 28, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS
at June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Argent Small Cap Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund acquired the assets of Argent Small Cap Core Fund, LLC, a Missouri Limited Liability Company (the “Predecessor Private Fund”), in a tax-free conversion completed at the close of business on September 28, 2018. The Fund did not have any operations prior to September 28, 2018 other than those relating to organizational matters and registration of its shares under applicable securities law.  The Fund commenced operations on September 28, 2018, and currently only offers Institutional Shares.  The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. However, the Predecessor Private Fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Upon completion of the conversion, the net assets of the Fund were $138,456,646. The number of shares of the Fund issued in connection with the conversion was 539,346, and the amount of net unrealized gains on the portfolio securities transferred to the Fund was $32,278,589.  Argent Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund.  As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

tax returns for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of June 30, 2022 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

G.
Recent Accounting Pronouncements and Rule Issuances:  In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2022, was comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,821,517	$—	$—	$2,821,517
Financials	2,515,824	—	—	2,515,824
Health Care	3,071,591	—	—	3,071,591
Industrials	3,302,287	—	—	3,302,287
Information Technology	2,341,259	—	—	2,341,259
Real Estate	1,349,717	—	—	1,349,717
Total Common Stocks	15,402,195	—	—	15,402,195
Short-Term Investments	255,853	—	—	255,853
Total Investments in Securities	$15,658,048	$—	$—	$15,658,048

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2022, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% of the average daily net assets of the Fund.  For the six months ended June 30, 2022, the Fund incurred $63,579 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for the Institutional Shares:

Argent Small Cap Fund
Institutional Shares	0.85%

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

For the six months ended June 30, 2022, the Advisor reduced its fees and absorbed Fund expenses in the amount of $107,353 for the Fund.  The waivers and reimbursements will remain in effect through April 30, 2023 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$30,319	12/31/2022
153,682	12/31/2023
206,719	12/31/2024
107,353	06/30/2025
$498,073

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended June 30, 2022, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$52,019
Custody	$3,435
Transfer agency(a)	$19,231
(a) Does not include out-of-pocket expenses.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

At June 30, 2022, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$16,236
Custody	$1,196
Transfer agency(a)	$5,558
(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Argent Small Cap Fund	$2,179,818	$4,603,395

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$18,602,809
Gross unrealized appreciation	7,382,238
Gross unrealized depreciation	(1,871,146)
Net unrealized appreciation	5,511,092
Undistributed ordinary income	22,156
Undistributed long-term capital gain	—
Total distributable earnings	22,156
Other accumulated gains/(losses)	(11,598,296)
Total accumulated earnings/(losses)	$(6,065,048)

As of December 31, 2021, the Fund had short-term tax basis capital losses with no expiration date of $11,598,296.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

The tax character of distributions paid during the year ended December 31, 2021 and year ended December 31, 2020 was as follows:

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Ordinary Income	$74,814	$231,799
Return of Capital	—	9,435
Total	$74,814	$241,234

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Common Stock Risk:  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Small-Cap Company Risk:  Companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in large companies.

Argent Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2022 (Unaudited)

Growth-Style Investing Risk:  An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

New Fund Risk:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Value-Style Investing Risk:  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits should their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed.  Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, Charles Schwab & Co., Inc. held 87% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. are also owned beneficially.

Argent Small Cap Fund

EXPENSE EXAMPLE
June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2022 to June 30, 2022 for the Institutional Shares.

Actual Expenses

The information in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Argent Small Cap Fund

EXPENSE EXAMPLE (Continued)
June 30, 2022 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/2022	6/30/2022	1/1/2022-6/30/2022
Actual
Institutional Shares	$1,000.00	$ 748.70	$3.69

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,020.58	$4.26

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratios of 0.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Argent Small Cap Fund

NOTICE TO SHAREHOLDERS
at June 30, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-5288 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-898-5288.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-888-898-5288.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-5288 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Argent Small Cap Fund

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-898-5288.

Investment Advisor
Argent Capital Management LLC
100 South Brentwood Boulevard, Suite 110
Clayton, MO  63105

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
1-888-898-5288

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA  19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*  /s/ Scott Ostrowski
   Scott Ostrowski, President/
       Principal Executive Officer

Date 8/31/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Scott Ostrowski
   Scott Ostrowski, President/
       Principal Executive Officer

Date 8/31/2022

By (Signature and Title)* /s/ Ryan Frank
  Ryan Frank, Treasurer/
       Principal Financial Officer

Date 8/31/2022

* Print the name and title of each signing officer under his or her signature.